ING INVESTORS TRUST

ING Julius Baer Foreign Portfolio (“Portfolio”)

Supplement dated September 18, 2007

to the Adviser Class Prospectus, Institutional Class Prospectus,

Service Class Prospectus, and Service 2 Class Prospectus (“Prospectus”)

Each dated April 30, 2007

On September 12, 2007, the Board of Trustees of ING Investors Trust approved a change in the Portfolio’s advisory fee effective July 31, 2007.

Adviser Class

1.               The information relating to the Portfolio in the table entitled “ADV Class Shares-Annual Portfolio Operating Expenses” on page 88 of the Adviser Class Prospectus is amended as follows:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Services Fees(2)	Other Expenses	Acquired Fund Fees and Expenses(3)		Total Operating Expenses	Waivers, Reimbursements, and Recoupments(2)		Net Operating Expenses
ING Julius Baer Foreign(8)	0.88%	0.75%	0.01%	0.00	%(6)	1.64%	(0.15	)%(10)	1.49	%(9)

2.               Footnote (10) of the table entitled “ADV Class Shares-Annual Portfolio Operating Expenses” on page 89 of the Adviser Class Prospectus is revised as follows:

(10)    Directed Services, LLC has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity Portfolio and ING Julius Baer Foreign Portfolio.  Based upon net assets as of December 31, 2006 for ING JPMorgan Small Cap Core Equity Portfolio, the advisory fee waiver would equal (0.02%) and the waiver will continue through at least May 1, 2008.  Based upon assets as of August 31, 2007 for ING Julius Baer Foreign Portfolio, the advisory fee waiver would be less than (0.005%) and the waiver will continue through at lease May 1, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if Directed Services, LLC elects to renew them.

Institutional Class

3.               The information relating to the Portfolio in the table entitled “Class I Shares-Annual Portfolio Operating Expenses” on page 93 of the Institutional  Class Prospectus is amended as follows:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Services Fees	Other Expenses	Acquired Fund Fees and Expenses(2)		Total Operating Expenses	Waivers, Reimbursements, and Recoupments		Net Operating Expenses
ING Julius Baer Foreign(7)	0.88%	—	0.01%	0.00	%(5)	0.89%	—	(9)	0.89	%(8)

4.               Footnote (9) of the table entitled “Class I Shares-Annual Portfolio Operating Expenses” on page 94 of the Institutional Class Prospectus is revised as follows:

(9)          Directed Services, LLC has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity Portfolio and ING Julius Baer Foreign Portfolio.  Based upon net assets as of December 31, 2006 for ING JPMorgan Small Cap Core Equity Portfolio, the advisory fee waiver would equal (0.02%) and the waiver will continue through at least May 1, 2008.  Based upon assets as of August 31, 2007 for ING Julius Baer Foreign Portfolio, the advisory fee waiver would be less than (0.005%) and the waiver will continue through at lease May 1,

2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if Directed Services, LLC elects to renew them.

Service Class

5.               The information relating to the Portfolio in the table entitled “Class S Shares-Annual Portfolio Operating Expenses” on page 96 of the Service Class Prospectus is amended as follows:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Services Fees	Other Expenses	Acquired Fund Fees and Expenses(2)		Total Operating Expenses	Waivers, Reimbursements, and Recoupments		Net Operating Expenses
ING Julius Baer Foreign(7)	0.88%	0.25%	0.01%	0.00	%(5)	1.14%	—	(9)	1.14	%(8)

6.               Footnote (9) of the table entitled “Class S Shares-Annual Portfolio Operating Expenses” on page 97 of the Service Class Prospectus:

(9)          Directed Services, LLC has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity Portfolio and ING Julius Baer Foreign Portfolio.  Based upon net assets as of December 31, 2006 for ING JPMorgan Small Cap Core Equity Portfolio, the advisory fee waiver would equal (0.02%) and the waiver will continue through at least May 1, 2008.  Based upon assets as of August 31, 2007 for ING Julius Baer Foreign Portfolio, the advisory fee waiver would be less than (0.005%) and the waiver will continue through at lease May 1, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if Directed Services, LLC elects to renew them.

Service 2 Class

7.               The information relating to the Portfolio in the table entitled “Service 2 Class Shares-Annual Portfolio Operating Expenses” on page 92 of the Service Class Prospectus is amended as follows:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Services Fees(2)	Other Expenses	Acquired Fund Fees and Expenses(3)		Total Operating Expenses	Waivers, Reimbursements, and Recoupments(2)		Net Operating Expenses
ING Julius Baer Foreign(8)	0.88%	0.50%	0.01%	0.00	%(6)	1.39%	(0.10)	%(10)	1.29	%(9)

8.               Footnote (10) of the table entitled “Service 2 Class Shares-Annual Portfolio Operating Expenses” on page 93 of the Service 2 Class Prospectus is revised as follows:

(10)    Directed Services, LLC has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Core Equity Portfolio and ING Julius Baer Foreign Portfolio.  Based upon net assets as of December 31, 2006 for ING JPMorgan Small Cap Core Equity Portfolio, the advisory fee waiver would equal (0.02%) and the waiver will continue through at least May 1, 2008.  Based upon assets as of August 31, 2007 for ING Julius Baer Foreign Portfolio, the advisory fee waiver would be less than (0.005%) and the waiver will continue through at lease May 1, 2009. There is no guarantee that these waivers will continue after such dates. These agreements will only renew if Directed Services, LLC elects to renew them.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

ING INVESTORS TRUST

ING Julius Baer Foreign Portfolio (“Portfolio”)

Supplement dated September 18, 2007

to the Adviser Class, Institutional Class, Service Class,

and Service 2 Class Statement of Additional Information (“SAI”)

dated April 30, 2007

ING Julius Baer Foreign Portfolio

On September 12, 2007, the Board of Trustees of ING Investors Trust approved a change in the Portfolio’s advisory fee effective July 31, 2007.

1.              The information relating to the Portfolio in the section entitled “Advisers-Advisory Fees” on page 129 of the SAI is revised to add the following foot note reference:

Portfolio	Annual Adviser Fee
ING Julius Baer Foreign(1)

1.00% on the first $50 million of the Portfolio’s average daily net assets;
0.95% on next $200 million of the Portfolio’s average daily net assets;
0.90% on next $250 million of the Portfolio’s average daily net assets; and
0.85% of the Portfolio’s average daily net assets in excess of $500 million

2.              Footnote (1) on page 130 of the SAI in the section entitled “Advisers-Advisory Fees” is deleted and replaced with the following:

(1)                                 Pursuant to a waiver, DSL has agreed to lower the advisory fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Core Equity Portfolio, ING BlackRock Large Cap Value Portfolio, ING UBS U.S. Allocation Portfolio, ING Van Kampen Capital Growth Portfolio and ING Julius Baer Foreign Portfolio so that advisory fees payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of sub-advisory fee reductions for the period from April 30, 2007 through May 1, 2008 for all the above-referenced portfolios except ING Julius Baer Foreign Portfolio for which the period will be from July 31, 2007 through May 1, 2009.  There is no guarantee that these waivers will continue after these dates.  These agreements will only renew if DSL elects to renew them.

On September 12, 2007, the Board of Trustees of ING Investors Trust has approved a change in the Portfolio’s sub-advisory fee effective July 31, 2007.

The SAI is hereby revised as follows:

3.              The information relating to the Portfolio in the section entitled “Sub-Advisers-Sub-Advisory Fees” on page 134 of the SAI is deleted and replaced with the following:

Sub-Adviser	Portfolio	Sub-Advisory Fee
Julius Baer Investment Management LLC	ING Julius Baer Foreign (7)

0.45% when average daily net assets are $500 million or below, and
0.40% on all assets when the average daily net assets are greater than $500 million.
When the asset level falls below $500 million the fee schedule resets to 0.45%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE